SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2024
Subsequent Events [Abstract]
SUBSEQUENT EVENTS	SUBSEQUENT EVENTSDuring March 2025, the Company conducted two separate registered direct offerings with certain institutional and accredited investors, providing for a combined issuance of an aggregate of 8,595,807 Class A Ordinary Shares, no par value per share. The Company sold its Class A Ordinary Shares in both offerings at a purchase price of $4.25 per ordinary share, resulting in aggregate gross proceeds of approximately $36.5 million and net proceeds of approximately $34.3 million after deducting each of the respective placement agent fees and other estimated offering expenses payable by the Company.